Financial instruments and credit risk concentrations (Details)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Five Tenants [Member] | Receivables [Member]
Financial instruments and credit risk concentrations (Details) [Line Items]
Concentration risk, percentage	68.90%	65.70%
Two Tenants [Member] | Revenue [Member]
Financial instruments and credit risk concentrations (Details) [Line Items]
Concentration risk, percentage	31.12%	29.91%